Scharf Multi-Asset Opportunity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 69.0%	Shares	Value
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	1,077	$ 548,688

Broadline Retail - 3.0%
Amazon.com, Inc. (a)	6,002	1,430,517

Capital Markets - 4.9%
Brookfield Corp.	33,651	1,433,196
CME Group, Inc.	4,020	887,737
		2,320,933

Entertainment - 1.6%
Walt Disney Co.	8,049	774,716

Financial Services - 6.1%
Berkshire Hathaway, Inc. - Class B (a)	2,819	1,410,599
Visa, Inc. - Class A	4,340	1,489,011
		2,899,610

Food Products - 1.7%
Hershey Co.	4,627	811,807

Ground Transportation - 5.5%
U-Haul Holding Co.	16,142	931,393
Union Pacific Corp.	6,246	1,698,912
		2,630,305

Health Care Equipment & Supplies - 1.5%
Stryker Corp.	2,325	732,003

Health Care Providers & Services - 10.0%
Centene Corp. (a)	17,800	1,142,582
CVS Health Corp.	7,467	772,461
McKesson Corp.	2,530	1,911,668
UnitedHealth Group, Inc.	2,244	932,674
		4,759,385

Insurance - 8.5%
Aon PLC - Class A	2,738	908,167
Chubb Ltd.	2,885	983,035
Markel Group, Inc. (a)	713	1,392,496
Marsh & McLennan Cos., Inc.	4,680	780,016
		4,063,714

Interactive Media & Services - 2.7%
Meta Platforms, Inc. - Class A	2,313	1,302,890

Life Sciences Tools & Services - 4.1%
Agilent Technologies, Inc.	9,033	1,199,854
Thermo Fisher Scientific, Inc.	1,495	749,533
		1,949,387

Machinery - 2.4%
Otis Worldwide Corp.	15,686	1,123,118

Metals & Mining - 2.9%
Franco-Nevada Corp.	6,550	1,365,282

Oil, Gas & Consumable Fuels - 3.8%
Occidental Petroleum Corp.	37,820	1,836,917

Personal Care Products - 0.0% (b)
Kenvue, Inc.	1	19

Pharmaceuticals - 3.1%
Novartis AG - ADR	4,709	737,994
Zoetis, Inc.	10,203	733,188
		1,471,182

Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp.	3,226	645,490

Software - 4.7%
Adobe, Inc. (a)	4,080	836,482
Microsoft Corp.	3,747	1,397,706
		2,234,188
TOTAL COMMON STOCKS (Cost $25,577,542)		32,900,151

PREFERRED STOCKS - 12.9%
Financial Services – 1.1%
Federal National Mortgage Association, Series S, 8.25%, Perpetual (a)(c)	50,400	549,864

Open-End Investment Funds - 0.8%
The GDL Fund Series G Cumulative PFD, 5.20%, 03/26/2027 (d)	40,000	400,000

Sovereign Agency - 3.3%
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029 (a)	33,100	781,491
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028 (a)	32,700	780,222
		1,561,713

Technology Hardware, Storage & Peripherals - 7.7%
Samsung Electronics Co. Ltd., 1.65%	26,643	3,645,721
TOTAL PREFERRED STOCKS (Cost $3,171,884)		6,157,298

EXCHANGE TRADED FUNDS - 8.9%
iShares Silver Trust (a)	36,835	1,969,568
SPDR Gold Shares (a)	6,143	2,262,958
TOTAL EXCHANGE TRADED FUNDS (Cost $1,469,602)		4,232,526

MUNICIPAL BONDS - 4.5%	Par	Value
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	$130,000	130,000
City of San Jose CA, 2.60%, 09/01/2027	175,000	172,125
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	232,830
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	173,450
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	249,786

State of California
2.38%, 10/01/2026	145,000		144,378
6.00%, 03/01/2030	200,000		210,714
7.50%, 04/01/2034	150,000		170,700
5.13%, 03/01/2038	150,000		150,355
4.60%, 04/01/2038	200,000		201,037
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000		14,331
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000		15,001
State of Oregon, 5.05%, 08/01/2043	300,000		293,424
TOTAL MUNICIPAL BONDS (Cost $2,160,678)			2,158,131

CORPORATE BONDS - 3.0%
Aerospace & Defense - 0.7%
Lockheed Martin Corp., 8.50%, 12/01/2029	300,000		336,054

Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000		130,630

Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000		152,061

Finance-Investment Banking-Brokerages - 1.7%
Goldman Sachs Group, Inc., 4.69% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000		802,331
TOTAL CORPORATE BONDS (Cost $1,378,732)			1,421,076

U.S. TREASURY SECURITIES - 1.2%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	563,358		551,875
TOTAL U.S. TREASURY SECURITIES (Cost $549,114)			551,875

REAL ESTATE INVESTMENT TRUSTS - 0.0% (b)	Shares		Value
Office REITs - 0.0% (b)
Orion Properties, Inc.	1		3
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18)			3

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class Z, 3.54% (e)	226,121		226,121
TOTAL MONEY MARKET FUNDS (Cost $226,121)			226,121

TOTAL INVESTMENTS - 100.0% (Cost $34,533,691)			47,647,181
Other Assets in Excess of Liabilities - 0.0% (b)		0.00040	18,878
TOTAL NET ASSETS - 100.0%			$ 47,666,059

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $400,000 or 0.8% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Scharf Multi-Asset Opportunity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 32,900,151	$ –	$ –	$ 32,900,151
Preferred Stocks	5,757,298	–	400,000	6,157,298
Exchange Traded Funds	4,232,526	–	–	4,232,526
Municipal Bonds	–	2,158,131	–	2,158,131
Corporate Bonds	–	1,421,076	–	1,421,076
U.S. Treasury Securities	–	551,875	–	551,875
Real Estate Investment Trusts	3	–	–	3
Money Market Funds	226,121	–	–	226,121
Total Investments	$ 43,116,099	$ 4,131,082	$ 400,000	$ 47,647,181

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$ 400,000
Ending balance as of June 30, 2026	$ 400,000
$0
Change in unrealized appreciation/(depreciation) still held as of June 30, 2026	$ 0
0